FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-3967

First Investors Income Funds

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principle executive offices)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

8th Floor

Edison, NJ 08837-3620

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-858-8000

Date of Fiscal year-end: 9/30/2008

Date of reporting period: 7/1/2007 - 6/30/2008

Item 1. Proxy Voting Record

First Investors Cash Management Fund

None

First Investors Government Fund

None

First Investors Investment Grade Fund

None

First Investors Fund For Income

Mtg Date	Company		Security	Mgmt	Vote	Record	Proponent
/Type	/Ballot Issues			Rec	Cast	Date
09/25/07 EGM	Clear Channel Communications, Inc.		184502102		With	08/20/07
	1	Approve Merger Agreement		For	For		Mgmt
	2	Adjourn Meeting		For	For		Mgmt
	3	Other Business		For	For		Mgmt
05/27/08 AGM	Clear Channel Communications, Inc.		184502102			04/18/08
	1.1	Elect Director Alan D. Feld		For	For		Mgmt
	1.2	Elect Director Perry J. Lewis		For	For		Mgmt
	1.3	Elect Director L. Lowry Mays		For	For		Mgmt
	1.4	Elect Director Mark P. Mays		For	For		Mgmt
	1.5	Elect Director Randall T. Mays		For	For		Mgmt
	1.6	Elect Director B. J. McCombs		For	For		Mgmt
	1.7	Elect Director Phyllis B. Riggins		For	For		Mgmt
	1.8	Elect Director Theodore H. Strauss		For	For		Mgmt
	1.9	Elect Director J. C. Watts		For	For		Mgmt
	1.10	Elect Director John H. Williams		For	For		Mgmt
	1.11	Elect Director John B. Zachry		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Adopt Policy for Engagement With Proponents of Shareholder Proposals Supported by a Majority Vote		Against	For		ShrHoldr
	4	Require Independent Compensation Committee		Against	For		ShrHoldr
	5	Adopt Anti Gross-up Policy		Against	Against		ShrHoldr
	6	Advisory Vote to Ratify Named Executive Officers' Compensation		Against	Against		ShrHoldr
02/12/08 AGM	Ingles Markets, Inc.		457030104			12/21/07
	1.1	Elect Director Fred D. Ayers		For	For		Mgmt
	1.2	Elect Director John O. Pollard		For	For		Mgmt
05/15/08 AGM	Sinclair Broadcast Group, Inc.		829226109			03/14/08
	1.1	Elect Director David D. Smith		For	For		Mgmt
	1.2	Elect Director Frederick G. Smith		For	For		Mgmt
	1.3	Elect Director J. Duncan Smith		For	For		Mgmt
	1.4	Elect Director Robert E. Smith		For	For		Mgmt
	1.5	Elect Director Basil A. Thomas		For	For		Mgmt
	1.6	Elect Director Lawrence E. Mccanna		For	For		Mgmt
	1.7	Elect Director Daniel C. Keith		For	For		Mgmt
	1.8	Elect Director Martin R. Leader		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	Amend Qualified Employee Stock Purchase Plan		For	For		Mgmt
04/30/08 AGM	Texas Petrochemicals, Inc.		88265P208			03/11/08
	1.1	Elect Director Charles Shaver		For	For		Mgmt
	1.2	Elect Director Mark Demetree		For	For		Mgmt
	1.3	Elect Director Kevin Flannery		For	For		Mgmt
	1.4	Elect Director Tyrone Thayer		For	For		Mgmt
	1.5	Elect Director John Robbins		For	For		Mgmt
	1.6	Elect Director Kenneth Glassman		For	For		Mgmt
	1.7	Elect Director James Cacioppo		For	For		Mgmt
	1.8	Elect Director Sergey Vasnetsov		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
05/29/08 AGM	Time Warner Cable Inc.		88732J108			04/02/08
	1.1	Elect Director David C. Chang		For	For		Mgmt
	1.2	Elect Director James E. Copeland, Jr.		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
12/05/07 AGM	Viatel Holding (Bermuda) Limited		G93447103			11/01/07
This is a global meeting for ballots received via the Broadridge North American ballot distribution system
	1	THE AUDITORS REPORT AND FINANCIAL STATEMENTS FOR THE YEAR ENDED 31 DECEMBER 2006 BE AND ARE HEREBY RECEIVED.		For	For		Mgmt
	2	Ratify Auditors		For	For		Mgmt
	3	THE BOARD OF DIRECTORS BE AND ARE HEREBY AUTHORISED TO DETERMINE THE REMUNERATION OF THE AUDITORS TO THE COMPANY.		For	For		Mgmt
	4	DENNIS BELCHER BE HEREBY ELECTED AS DIRECTOR TO SERVE UNTIL THE ANNUAL GENERAL MEETING OR UNTIL HIS SUCCESSOR IS APPOINTED.		For	For		Mgmt
	5	DIDIER DELEPINE BE HEREBY ELECTED AS DIRECTOR TO SERVE UNTIL THE ANNUAL GENERAL MEETING OR UNTIL HIS SUCCESSOR IS APPOINTED.		For	For		Mgmt
	6	THOMAS DOSTER BE HEREBY ELECTED AS DIRECTOR TO SERVE UNTIL THE ANNUAL GENERAL MEETING OR UNTIL HIS SUCCESSOR IS APPOINTED.		For	For		Mgmt
	7	LESLIE GOODMAN BE HEREBY ELECTED AS DIRECTOR TO SERVE UNTIL THE ANNUAL GENERAL MEETING OR UNTIL HIS SUCCESSOR IS APPOINTED.		For	For		Mgmt
	8	KEVIN POWER BE HEREBY ELECTED AS DIRECTOR TO SERVE UNTIL THE ANNUAL GENERAL MEETING OR UNTIL HIS SUCCESSOR IS APPOINTED.		For	For		Mgmt
	9	LUCY WOODS BE HEREBY ELECTED AS DIRECTOR TO SERVE UNTIL THE ANNUAL GENERAL MEETING OR UNTIL HIS SUCCESSOR IS APPOINTED.		For	For		Mgmt
02/20/08 EGM	Viatel Holding (Bermuda) Limited					01/25/08
This is a duplicate meeting for ballots received via the Broadridge North American ballot distribution system
	1	APPROVE 1: 300 REVERSE STOCK SPLIT		For			Mgmt
	2	THAT THE BYE-LAWS OF THE COMPANY SHALL BE AND ARE HEREBY AMENDED IN THE MANNER SET OUT UNDER THE HEADING RESTRICTIONS ON TRANSFER IN THE SCHEDULE TO THE NOTICE OF SPECIAL GENERAL MEETING.		For			Mgmt
	3	THAT THE BYE-LAWS OF THE COMPANY SHALL BE AND ARE HEREBY AMENDED IN THE MANNER SET OUT UNDER THE HEADING ELECTRONIC DELIVERY OF DOCUMENTS IN THE SCHEDULE TO THE NOTICE OF SPECIAL GENERAL MEETING.		For			Mgmt

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted Against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item:

1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and

2) a ballot voted 'For" or 'Against' is considered to have been voted Against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

(Registrant)

By: /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: August 28, 2008